Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 10. Income Taxes

There was no income tax expense reflected in the results of operations for the six months ended June 30, 2026 and the year ended December 31, 2025 because the Company carried forward net losses for tax purposes.

As of June 30, 2026 and December 31, 2025, the Company had federal net operating loss carry forwards of $1,382,000 and $804,000 respectively, and state net operating loss carryforwards of $2,976,000 and $2,757,000 which may be used to offset future taxable income. The remaining federal NOL's will not expire but will be limited to 80% of taxable income. Pennsylvania NOL's began to expire in 2024, with $964,948 expiring by 2032. The remaining Pennsylvania NOL's expire in 20 years and the Florida NOL's will not expire.

The tax effects of temporary differences which give rise to deferred tax assets (liabilities) are summarized as follows (in approximate amounts):

	June 30, 2026	December 31, 2025

Deferred tax assets/(liabilities)
Net operating loss carryforward	$466,100	$412,600
R&D Credits	84,700	80,300
Stock-based compensation	4,100	—
Operating lease assets	2,300	2,200
Capitalize research & development costs	41,300	53,600
Depreciation & amortization	(5,300)	2,300
Total deferred tax assets	593,200	551,000
Valuation allowance	(593,200)	(551,000)
Net	$—	$—

For the six months ended June 30, 2026, the net increase in valuation allowance was $42,000.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability.

Reconciliation of the statutory federal income tax to the Company's effective tax:

	June 30, 2026		December 31, 2025
	Amount	%	Amount	%
U.S. Federal statutory tax rate	(112,200)	21.00	(32,500)	21.00
State and local income tax, net of federal income tax effect
Pennsylvania state modifications	(9,600)	1.80	(33,200)	21.40
Pennsylvania income tax	7,400	(1.40)	(11,800)	7.63
State valuation adjustment	(73,900)	13.80	—	—
Pennsylvania net operating loss expiration	8,000	(1.5)	—	—
Other	68,100	(12.80)	(2,100)	1.38
Tax credits	(4,500)	0.9	(39,000)	25.20
Changes in valuation allowance	116,200	(21.70)	(160,400)	103.59
Nontaxable or nondeductible items
Return to provision adjustments	—	—	19,000	(12.29)
Expiration of net operating losses	—	—	260,000	(167.91)
Other	500	(0.1)	—	—

Provision for income taxes	—	—	—	—

Internal Revenue Code Section 382 may limit the Company’s ability to utilize net operating loss carryforwards if an ownership change, as defined by the Code, occurs. The Company has not completed an analysis to determine whether an ownership change has occurred or whether any resulting limitation would materially affect the utilization of its net operating loss carryforwards. If an ownership change has occurred, the amount of net operating loss carryforwards available for future use could be limited.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the condensed consolidated statements of comprehensive loss. The Company did not recognize any interest or penalties during 2026 related to unrecognized tax benefits.

Tax years 2023 through 2025 remain open to examination for federal income tax purposes and by other major taxing jurisdictions to which the Company is subject.

8. Income Taxes

The Company adopted Accounting Standards Update (ASU) 2023-09, “Improvements to Income Tax Disclosures,” on a retrospective basis within its annual reporting for the year ended December 31, 2025. The adoption of ASU 2023-09 resulted in enhanced disclosures related to the effective tax-rate reconciliation, including additional disaggregation requirements prescribed by the standard. For further details, see Note 2, Significant Accounting Policies.

There was no income tax expense reflected in the results of operations for the years ended December 31, 2025 and December 31, 2024, because the Company carried forward net losses for tax purposes.

As of December 31, 2025 and December 31, 2024, the Company had federal net operating loss carry forwards of $804,000 and $707,000 respectively, and state net operating loss carryforwards of $3,176,000 and $2,568,000 which may be used to offset future taxable income. The remaining federal NOL's will not expire but will be limited to 80% of taxable income. The Pennsylvania NOL's started to expire in 2024, with $1,307,000 expiring by 2032. Remaining Pennsylvania NOL's expire in 20 years. Florida NOL's will not expire.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Deferred tax assets consist primarily of the tax effect of NOL carry-forwards. The Company has provided a full valuation allowance on the deferred tax assets because of the uncertainty regarding its realizability.

The tax effects of temporary differences which give rise to deferred tax assets (liabilities) are summarized as follows:

	2025	2024

Deferred tax assets/(liabilities)
Net operating loss carryforward	$412,600	$595,300
R&D Credits	80,300	41,300
Operating lease assets	2,200	800
Capitalize research & development costs	53,600	73,400
Depreciation & amortization	2,300	600
Total deferred tax assets	551,000	711,400
Valuation allowance	(551,000)	(711,400)
Net	$—	$—

For the year ended December 31, 2025, the net decrease in valuation allowance was $160,400.

Reconciliation of the statutory federal income tax to the Company's effective tax:

	December 31, 2025		December 31, 2024
	Amount	%	Amount	%
U.S. Federal statutory tax rate	(32,500)	21.00	(568,900)	21.00
State and local income tax, net of federal income tax effect
Pennsylvania state modification	(33,200)	21.40	(18,000)	0.67
Pennsylvania income tax	(11,800)	7.63	(265,800)	9.81
Other	(2,100)	1.38	6,900	(0.25)(.25)
Tax Credits	(39,000)	25.20	(41,300)	1.52
Changes in valuation allowances	(160,400)	103.59	123,400	(4.56)
Nontaxable or nondeductible items
Forfeiture of stock-based compensation	—	—	1,026,800	(37.90)
ERTC income not taxable	—	—	(17,600)	0.65
Return to provision adjustments	19,000	(12.29)	(126,800)	4.68
Expiration of net operating losses	260,000	(167.91)	—	—
Other	—	—	(118,700)	4.38

Provision for income taxes	—	—	—	—

Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three-year period. Such limitation of the net operating losses may have occurred, but we have not analyzed it at this time as the deferred tax asset is fully reserved.

The Company’s policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. The Company did not recognize any interest or penalties during 2025 related to unrecognized tax benefits.

Tax years ending December 31, 2022 and thereafter remain open to examination for federal income tax purposes and by other major taxing jurisdictions to which the Company is subject.